STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (23,065,795)	$ (35,532,791)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32,564	36,634
Unit-based compensation expense	38,486	99,365
Amortization of debt issuance cost	29,692	149,184
Change in fair value of derivative liabilities	7,404,768	(649,244)
Change in fair value of warrant liabilities	(5,783,073)	16,371,612
Change in operating assets and liabilities:
R&D tax credit receivable	111,944	122,013
Prepaid and other current assets	(44,297)	(211,971)
Inventory	(1,176,296)	(249,844)
Long term assets	(36,333)
Accounts payable	1,559,354	1,031,988
Accrued liabilities	21,045	1,815,775
Accrued compensation	82,275	(390,730)
Accrued federal tax liability, penalties and interest	817,776	786,468
Interest payable	5,013,043	3,595,142
Interest payable to related parties	7,112,091	6,435,287
Deferred revenue	598,700	1,023,007
Payable to affiliates	662,041	134,169
Net cash provided by (used in) operating activities	(6,622,015)	(5,433,936)
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1,913)	(5,232)
Net cash used in investing activities	(1,913)	(5,232)
FINANCING ACTIVITIES
Proceeds from loans	6,397,924	6,216,732
Loan origination fees	(80,650)
Principal payments on finance lease liabilities		(6,651)
Repayment of loans		(520,688)
Adjustment to shareholder receivables	(4,113)	(10,116)
Net cash provided by (used in) financing activities	6,313,161	5,679,277
Net increase (decrease) in cash during period	(310,767)	240,109
Cash, beginning of period	333,084	92,975
Cash, end of period	22,317	333,084
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Conversion of interest payable to debt		$ 2,661,100
349,871 series B units transferred from NACS to Taylor Freres	$ 38,486